Average Annual Total Returns - Total International Stock Market Index Portfolio	Total International Stock Market Index Portfolio 1 Year	Total International Stock Market Index Portfolio Since Inception	Total International Stock Market Index Portfolio Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Inception Date
Total	11.18%	6.19%	Sep. 07, 2017	11.24%	6.45%	Sep. 07, 2017	10.65%	6.27%	Sep. 07, 2017